Business Combinations (Tables)	9 Months Ended
Sep. 30, 2016
Clinical Research Management Inc.
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$1,842
Property, plant and equipment	938
Goodwill*	39,376
Intangible assets**	9,844
Accounts receivable	11,815
Unbilled revenue	4,160
Prepayments and other current assets	2,012
Accounts payable	(917)
Other liabilities	(4,667)
Non-current other liabilities	(7)

Net assets acquired	$64,396

Cash consideration	$52,396
Contingent consideration	12,000
Net purchase consideration	$64,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices.
**The Company has made an initial estimate of separate intangible assets acquired of $9.8 million.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

PMG
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.  The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	46,442
Intangible assets**	10,582
Accounts receivable	12,747
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(2,656)
Non-current deferred tax liability	(3,666)

Net assets acquired	65,154

Cash consideration	53,681
Other liabilities assumed	9,860
Working capital adjustment	1,613
Total cash outflows	65,154
*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
**The Company has made an initial estimate of separate intangible assets acquired, being customer lists and order backlog, of $10.6 million.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimate of the fair values of the assets acquired and liabilities assumed:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable Unbilled Revenue	5,240 4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)

Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*
Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.

**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.

Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Customer relationships	21,400
Order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable**	(17,790)

Net assets acquired	$119,137

Cash consideration	$143,500
Working capital adjustment	(1,964)
141,536
Adjustments to cash consideration**	(22,399)
Net purchase consideration	$119,137

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.  Goodwill related to the US portion of the business acquired is tax deductible.
**Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.